Supplemental Oil and Natural Gas Disclosures (Unaudited) - Estimates of Future Cash Flows from Proved Developed Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Total consolidated and our share of equity method ventures	$ 107,956	$ 56,206	$ 31,137
Consolidated Entities [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	322,098	142,043	74,264
Future production and development costs	(104,441)	(18,929)	(9,003)
Future income tax expenses	(50,350)	(38,681)	(20,570)
Future net cash flows	167,307	84,433	44,691
10% annual discount for estimated timing of cash flows	(60,764)	(31,735)	(17,881)
Standardized measure of discounted future net cash flows	106,543	52,698	26,810
Equity Method Investee [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	5,125	12,346	15,748
Future production and development costs	(551)	(1,731)	(3,545)
Future income tax expenses	(1,738)	(3,154)	(3,542)
Future net cash flows	2,836	7,461	8,661
10% annual discount for estimated timing of cash flows	(1,423)	(3,953)	(4,334)
Standardized measure of discounted future net cash flows	$ 1,413	$ 3,508	$ 4,327